Organization (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reclassifications or changes in presentation [line items]
Gain on sale of East Fishkill (“EFK”) business		$ 403	$ 0	$ 0
Discontinued Operations - Tampines, Singapore Facility
Disclosure of reclassifications or changes in presentation [line items]
Consideration received		406	$ 170
Gain on sale of East Fishkill (“EFK”) business		$ 403
Discontinued Operations - Tampines, Singapore Facility | Other disposals of assets
Disclosure of reclassifications or changes in presentation [line items]
Consideration received	$ 236